Current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Current liabilities
Schedule of trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Research and development suppliers	5,408	6,669
General and administrative suppliers	2,577	937
Total trade payables	7,985	7,606

Schedule of tax and social liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Personnel expenses	521	658
Social security expenses (1)	790	1,202
Other taxes	136	138
Total tax and social liabilities	1,446	1,998

Schedule of other creditors and miscellaneous liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Attendance fees	242	202
Deferred income (1)	13	175
Other	13	4
Total other creditors and miscellaneous liabilities	268	381
(1)	as part of the BPI France conditional advance “BIO 201” project, the Company was entitled to receive a grant of €380 thousand (see Note 12.1) which has been recorded as deferred income as of December 31, 2021 for €178 thousand (€202 thousand recognized as a grant).